Segment Disclosures	12 Months Ended
Dec. 31, 2014
Segment Disclosures [Abstract]
Segment Disclosures

17. Segment Disclosures

The Company has two reportable segments, Engineering Services and Medical. Engineering Services generates revenue principally from collaborative research and development service arrangements, technology license agreements, and government grants where it used its robotics domain knowledge in bionic exoskeletons to bid on and procure contracts and grants from entities such as such as the National Science Foundation and the Defense Advanced Research Projects Agency. The Medical segment designs, engineers, and manufactures exoskeletons for applications in the medical and military markets.

The Company evaluates performance and allocates resources based on segment gross profit margin. The reportable segments are each managed separately because they serve distinct markets, and one segment provides a service and the other manufactures and distributes a unique product. The Company does not consider net assets as a segment measure and, accordingly, assets are not allocated.

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total
Year ended December 31, 2014
Revenue	$2,403	$2,924	$5,327
Cost of revenue	1,720	2,048	3,768
Gross profit	$683	$876	$1,559

Year ended December 31, 2013
Revenue	$1,690	1,612	$3,302
Cost of revenue	1,254	1,461	2,715
Gross profit	$436	$151	$587

Year ended December 31, 2012
Revenue	$2,140	$566	$2,706
Cost of revenue	1,783	553	2,336
Gross profit	$357	$13	$370

Geographic information based on location of customer is as follows:

	Years Ended December 31,
	2014	2013	2012
North America	$4,214	$2,847	$2,706
All Other	1,113	455	–
	$5,327	$3,302	$2,706